Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Leases
Schedule of supplemental information related to operating leases

	March 31,	December 31,
Balance Sheet information	2025	2024
Operating lease ROU assets	$99	$116

Operating lease liabilities, current portion	$116	$115
Operating lease liabilities, long-term portion	14	41
Total operating lease liabilities	$130	$156

Cash flow information for the three months ended March 31,	2025	2024
Cash paid for amounts included in the measurement of operating leases liabilities	$28	$27

	December 31,	December 31,
Balance Sheet information	2024	2023
Operating lease ROU assets	$116	$250

Operating lease liabilities, current portion	$115	$111
Operating lease liabilities, long-term portion	41	151
Total operating lease liabilities	$156	$262

Cash flow information for the twelve months ended December 31,	2024	2023
Cash paid for amounts included in the measurement of operating leases liabilities	$111	$228

Schedule of maturities of operating lease liabilities

2025	$77
2026	59
Total lease payments	136
Less: imputed interest	(6)
Total lease liabilities	$130

Weighted-average remaining lease term at end of period (in years)	1.2
Weighted-average discount rate at end of period	6.9%

2025	115
2026	59
Total lease payments	174
Less: imputed interest	18
Total lease liabilities	$156

Weighted-average remaining lease term at end of period (in years)	1.4
Weighted-average discount rate at end of period	6.9%